Trade Receivables, Net (Details) - Schedule of company’s trade receivables - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables, Net (Details) - Schedule of company’s trade receivables [Line Items]
Trade receivables	$ 4,939,568	$ 5,468,911
Current [Member]
Trade Receivables, Net (Details) - Schedule of company’s trade receivables [Line Items]
Trade receivables	4,449,831	5,073,178
30 [Member]
Trade Receivables, Net (Details) - Schedule of company’s trade receivables [Line Items]
Trade receivables	361,327	250,408
31-60 [Member]
Trade Receivables, Net (Details) - Schedule of company’s trade receivables [Line Items]
Trade receivables	85,385	103,581
61-90 [Member]
Trade Receivables, Net (Details) - Schedule of company’s trade receivables [Line Items]
Trade receivables	20,487	14,891
91 and over [Member]
Trade Receivables, Net (Details) - Schedule of company’s trade receivables [Line Items]
Trade receivables	$ 22,538	$ 26,853